RELATED PARTY TRANSACTIONS - Purchase of Property and Equipment (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Transactions with related parties
Total	Rp 353	Rp 679
% of total property and equipment purchased	0.96%	2.02%
Entities under common control
Transactions with related parties
Total	Rp 80	Rp 207
% of total property and equipment purchased	0.22%	0.62%
Other related entities
Transactions with related parties
Total	Rp 273	Rp 472
% of total property and equipment purchased	0.74%	1.40%
Kopegtel
Transactions with related parties
Total	Rp 158	Rp 144
% of total property and equipment purchased	0.43%	0.43%
Others
Transactions with related parties
Total	Rp 115	Rp 328
% of total property and equipment purchased	0.31%	0.97%